SHARE-BASED COMPENSATION RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026	Jun. 30, 2025 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Period start, outstanding (in shares) | shares			6,121,689			5,834,519
Share options granted (in shares)					204,624	28,340
Share options forfeited (in shares)					(2,917)
Share options exercised (in shares) | shares						(36,857)
Share options expired (in shares)					(21,250)	(2,500)
Restricted Share Units granted (in shares) | shares			203,253			44,086
Period end, outstanding (in shares) | shares			7,977,240			6,149,696
USD thousand
Beginning balance				$ 15,450			$ 10,624
Share options expense				598			874
Share options granted				29			15
Share options forfeited				(7)
Share options exercised (Note 14)							(98)
Share options expired				(96)			(13)
Ending balance				15,351			12,234
RSUs
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Restricted Share Units granted (in shares)	714,751	22,171	2,119,194		2,119,194	503,946		503,946
Restricted Share Units vested (in shares)			(256,443)		(256,443)	(147,183)
Restricted Share Units forfeited (in shares)			(187,657)		(187,657)	(30,569)
USD thousand
Restricted Share Units expense				1,736			952
Restricted Share Units granted				1,288			1,340
Restricted Share Units vested				(3,105)			(1,366)
Restricted Share Units forfeited				(542)			$ (94)
RSUs | RSUs Used to Settle Employee Taxes
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Restricted Share Units vested (in shares)					(15,895)
USD thousand
Restricted Share Units vested				$ 61